SEGMENTS	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Accounting for the exit from the Fresh Vegetables division, Dole has the following three reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – Europe, the Middle East and Africa (“Diversified Fresh Produce – EMEA”) and Diversified Fresh Produce – Americas & ROW. The Company’s reportable segments are based on (i) financial information reviewed by the Chief Operating Decision Maker (“CODM”), defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”), (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas, pineapples and plantains which are sourced from local growers or Dole-owned and leased farms, predominately located in Latin America, and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, United Kingdom (“U.K.”), Swedish, Danish, South African, Czech, Slovakian, Polish, German and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s United States (“U.S.”), Canadian, Mexican, Chilean, Peruvian and Argentinian businesses, all of which market globally and locally-sourced fresh produce, including avocados, kiwis, apples, berries and cherries, from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the financial measures regularly reviewed by the CODM. The CODM uses Revenue and Adjusted EBITDA in assessing the performance of each segment. Revenue and Adjusted EBITDA are used to monitor budget versus actual operating results to evaluate the performance of a segment, make decisions on capital and operating funding, consider opportunities to increase profitability and establish management’s compensation. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
All transactions between reportable segments are eliminated in consolidation.
Adjusted EBITDA is reconciled below to net income by (1) adding the income or subtracting the loss from discontinued operations, net of income taxes; (2) subtracting the income tax expense or adding the income tax benefit; (3) subtracting interest expense; (4) subtracting depreciation charges; (5) subtracting amortization charges on intangible assets; (6) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from certain derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (7) other items which are separately stated based on materiality, which, during the three and nine months ended September 30, 2025 and September 30, 2024, included subtracting impairment charges on goodwill, adding or subtracting asset write-downs from extraordinary events, net of insurance proceeds, adding the gain or subtracting the loss on the disposal of business interests, adding the gain or subtracting the loss on asset sales for assets held for sale and actively marketed property or sales-type leases, subtracting impairment charges on property, plant and equipment and lease assets, subtracting restructuring charges and costs for legal matters not in the ordinary course of business and subtracting debt refinancing expenses; and (8) the Company’s share of these items from equity method investments.

The following tables provide revenue, other segment items and Adjusted EBITDA by reportable segment:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Segment Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$890,356	$798,781	$2,741,092	$2,474,461
Diversified Fresh Produce — EMEA	997,802	899,639	2,990,686	2,698,088
Diversified Fresh Produce — Americas & ROW	419,991	390,057	1,169,752	1,222,996
Total segment revenue	2,308,149	2,088,477	6,901,530	6,395,545
Intersegment revenue	(29,234)	(26,063)	(94,784)	(87,666)
Total consolidated revenue, net	$2,278,915	$2,062,414	$6,806,746	$6,307,879

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Segment Adjusted EBITDA:[1]	(U.S. Dollars in thousands)
Fresh Fruit	$27,153	$42,904	$163,240	$182,958
Diversified Fresh Produce – EMEA	40,740	30,363	117,384	99,017
Diversified Fresh Produce – Americas & ROW	12,876	8,805	42,085	35,617
Adjustments:
Income tax expense	(6,100)	(15,524)	(49,182)	(75,385)
Interest expense	(16,641)	(17,473)	(51,339)	(54,209)
Depreciation	(27,022)	(22,616)	(78,331)	(66,852)
Amortization of intangible assets	(1,845)	(1,621)	(5,314)	(5,780)
Mark to market gains (losses)	1,000	(6,301)	(22,069)	(1,217)
Gain on asset sales	—	66	11,178	35
Gain on disposal of businesses	143	—	552	75,945
Impairment of goodwill	—	—	—	(36,684)
Asset write-downs, net of insurance proceeds	8,257	992	11,874	2,691
Impairment of property, plant and equipment and lease assets	(8,208)	—	(8,208)	—
Other items	(795)	(9)	(4,078)	18
Items in equity method earnings:
Dole’s share of depreciation	(2,054)	(1,399)	(5,514)	(4,870)
Dole’s share of amortization	(163)	(552)	(520)	(1,655)
Dole’s share of income tax expense	(1,809)	(1,262)	(5,239)	(3,523)
Dole’s share of interest expense	(1,362)	(1,114)	(3,070)	(2,975)
Dole’s share of gain on disposal of business interests	—	—	7,679	—
Dole’s share of other items	(109)	(128)	1	(466)
Income from continuing operations	24,061	15,131	121,129	142,665
(Loss) income from discontinued operations, net of income taxes	(10,236)	6,384	(45,156)	32,351
Net income	$13,825	$21,515	$75,973	$175,016